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The Navellier Performance Funds
Registration Numbers:
File No. 033-80195
File No. 811-09142

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of The Navellier Performance Funds (the "Fund") that the form of Prospectus and Statement of Additional Information for the Navellier Mid Cap Growth Portfolio, Navellier Aggressive Micro Cap Portfolio and Navellier Fundamental 'A' Portfolio of the Fund that would have been filed pursuant to 17 C.F.R. 230.497(j) do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 33, the most recent amendment to the Fund's Registration Statement on Form N-1A, the text of which was filed electronically on May 1, 2007.

         IN WITNESS WHEREOF, the Fund has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 4th day of May, 2007.


Witness:                                    The Navellier Performance Funds

By: /s/ Samuel Kornhauser                   By: /s/ Barry Sander
    ------------------------                    ----------------
Name:   Samuel Kornhauser                   Name:   Barry Sander
Title:  Chief Compliance Officer            Title:  Trustee